PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Remeasurement Recognized in OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension plans
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) from demographic assumptions	$ 666	$ 542	$ 163
Actuarial (losses) gains from financial assumptions	(9,561)	(10,924)	5,186
Experience (losses) gains	(282)	(692)	(266)
Return on plan assets (excluding amounts included in net interest expense)	8,494	11,789	(2,369)
Total amounts recognized in OCI	(683)	715	2,714
Other plans
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) from demographic assumptions	4	(17)	(21)
Actuarial (losses) gains from financial assumptions	(105)	(209)	210
Experience (losses) gains	88	273	113
Return on plan assets (excluding amounts included in net interest expense)	0	0	0
Total amounts recognized in OCI	$ (13)	$ 47	$ 302